Subordinated Notes and Debentures	9 Months Ended
Jul. 31, 2025
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debentures
NOTE 11: SUBORDINATED NOTES AND DEBENTURES
Issuances
On January 23, 2025, the Bank issued EUR 750

million of non-viability contingent capital (NVCC)

fixed rate reset notes constituting subordinated

indebtedness of
the Bank, maturing on January 23, 2036.

These notes will bear interest at a fixed rate

of
4.030
% per annum (paid annually) until January 23, 2031,

and at the 5-
year mid-swap rate plus 1.500
% thereafter (paid annually) until maturity

on January 23, 2036. With prior approval

of OSFI, the Bank may, at its option, redeem the
notes on January 23, 2031, in whole but not

in part, at par plus accrued and unpaid interest

by giving not more than
60

nor less than
10

days’ notice to holders.
On January 31, 2025, the Bank issued $ 1

billion of NVCC medium-term notes

constituting subordinated indebtedness of

the Bank, maturing on February 1, 2035.
These notes will bear interest at a fixed rate

of
4.231
% per annum (paid semi-annually) until February

1, 2030, and at Daily Compounded Canadian

Overnight
Repo Rate Average plus 1.540
% thereafter (paid quarterly) until maturity

on February 1, 2035. With prior approval of

OSFI, the Bank may, at its option, redeem the
notes on or after February 1, 2030, in

whole or in part, at par plus accrued and unpaid

interest by giving not more than
60

nor less than
10

days’ notice to holders.
On July 23, 2025, the Bank issued AUD 30

million of NVCC fixed-to-floating rate subordinated

notes of the Bank, maturing on

July 23, 2040. These notes bear
interest at a fixed rate of 5.930
% per annum (paid semi-annually) until

July 23, 2035, and at the 3-month Bank Bill

Swap rate plus
1.870 % thereafter (paid
quarterly) until maturity on July 23, 2040.

With prior approval of OSFI, the Bank

may, at its option, redeem the notes on July 23, 2035, in whole but not in part, at
par plus accrued and unpaid interest by giving

not more than
60

nor less than
10

days’ notice to holders.
Redemptions
On April 22, 2025, the Bank redeemed all of

its outstanding $
3

billion
3.105
% NVCC medium-term notes due April

22, 2030 constituting subordinated
indebtedness of the Bank, at a redemption price

of
100

per cent of the principal amount, plus accrued

and unpaid interest to, but excluding, April

22, 2025.